Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$677,874.40

Principal:
Principal Collections	$9,401,748.23
Prepayments in Full	$3,637,468.45
Liquidation Proceeds	$132,378.22
Recoveries	$48,354.61
Sub Total	$13,219,949.51
Collections	$13,897,823.91

Purchase Amounts:
Purchase Amounts Related to Principal	$406,626.73
Purchase Amounts Related to Interest	$1,964.68
Sub Total	$408,591.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,306,415.32

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,306,415.32
Servicing Fee	$152,026.31	$152,026.31	$0.00	$0.00	$14,154,389.01
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,154,389.01
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$14,154,389.01
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,154,389.01
Interest - Class A-4 Notes	$43,901.24	$43,901.24	$0.00	$0.00	$14,110,487.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,110,487.77
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$14,060,375.69
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,060,375.69
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$14,015,914.61
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,015,914.61
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$13,951,985.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,951,985.36
Regular Principal Payment	$13,247,784.86	$13,247,784.86	$0.00	$0.00	$704,200.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$704,200.50
Residual Released to Depositor	$0.00	$704,200.50	$0.00	$0.00	$0.00
Total		$14,306,415.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,247,784.86
Total					$13,247,784.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,247,784.86	$99.42	$43,901.24	$0.33	$13,291,686.10	$99.75
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$13,247,784.86	$8.23	$202,403.65	$0.13	$13,450,188.51	$8.36

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$66,685,424.06	0.5004535	$53,437,639.20	0.4010329
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$177,175,424.06	0.1100441	$163,927,639.20	0.1018159

Pool Information
Weighted Average APR	4.545%	4.573%
Weighted Average Remaining Term	21.97	21.25
Number of Receivables Outstanding	22,101	21,191
Pool Balance	$182,431,575.26	$168,663,408.09
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$177,175,424.06	$163,927,639.20
Pool Factor	0.1112568	0.1028602

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$4,735,768.89
Targeted Overcollateralization Amount	$4,735,768.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,735,768.89

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$189,945.54
(Recoveries)		131	$48,354.61
Net Loss for Current Collection Period			$141,590.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9314%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8255%
Second Preceding Collection Period			0.3713%
Preceding Collection Period			0.7416%
Current Collection Period			0.9679%
Four Month Average (Current and Preceding Three Collection Periods)			0.7266%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,721	$13,300,825.21
(Cumulative Recoveries)			$2,382,993.25
Cumulative Net Loss for All Collection Periods			$10,917,831.96
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6658%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,324.91
Average Net Loss for Receivables that have experienced a Realized Loss			$1,908.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.04%	460	$5,125,273.72
61-90 Days Delinquent	0.46%	52	$773,298.81
91-120 Days Delinquent	0.14%	15	$228,447.13
Over 120 Days Delinquent	0.74%	80	$1,243,416.93
Total Delinquent Receivables	4.37%	607	$7,370,436.59

Repossession Inventory:
Repossessed in the Current Collection Period		10	$123,995.20
Total Repossessed Inventory		13	$180,762.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6995%
Preceding Collection Period			0.6832%
Current Collection Period			0.6937%
Three Month Average			0.6922%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer